Impairment of non-current assets - Exploration and production (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Exploration and production segment (reversal of impairment loss) recognised in profit or loss	$ (1,982,044)	$ 785,940	$ 183,718
Oil fields [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Exploration and production segment (reversal of impairment loss) recognised in profit or loss	(1,663,082)	483,803	188,873
Investment in joint ventures (Note 13) [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Exploration and production segment (reversal of impairment loss) recognised in profit or loss	(318,962)	302,136	(5,155)
Other Assets [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Exploration and production segment (reversal of impairment loss) recognised in profit or loss	$ 0	$ 1	$ 0